Share-Based Compensation, Turning Point Stock Option Activity (Details) - Turning Point [Member] - 2006 and 2015 Plans [Member] - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Stock Option Shares [Roll Forward]
Balance outstanding, beginning of period (in shares)	659,574	763,672
Granted (in shares)	180,780	124,100
Exercised (in shares)	(129,067)	(209,943)
Forfeited (in shares)	(14,571)	(18,255)
Balance outstanding, end of period (in shares)	696,716	659,574
Weighted Average Exercise Price [Abstract]
Balance outstanding, beginning of period (in dollars per share)	$ 9.00	$ 5.73
Granted (in dollars per share)	43.89	21.27
Exercised (in dollars per share)	5.72	3.97
Forfeited (in dollars per share)	34.55	13.46
Balance outstanding, end of period (in dollars per share)	18.13	9.00
Weighted Average Grant Date Fair Value [Abstract]
Outstanding, beginning balance (in dollars per share)	3.34	2.36
Granted (in dollars per share)	14.34	6.33
Exercised (in dollars per share)	2.58	1.47
Forfeited (in dollars per share)	11.10	3.90
Outstanding, ending balance (in dollars per share)	$ 6.17	$ 3.34